Loans and Allowance for Credit Losses - Composition of Loan Portfolio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Commercial	$ 60,742	$ 50,734
Lease financing	5,481	5,914
Total commercial	66,223	56,648
Commercial Real Estate
Commercial mortgages	31,005	29,664
Construction and development	5,948	6,187
Total commercial real estate	36,953	35,851
Residential mortgages	32,648	28,669
Home equity loans, first liens	11,370	8,413
Total residential mortgages	44,018	37,082
Credit Card	17,115	17,360
Retail leasing	5,419	5,118
Home equity and second mortgages	16,726	18,131
Revolving credit	3,332	3,344
Installment	5,463	5,348
Automobile	12,593	11,508
Student	4,179	4,658
Total other retail	47,712	48,107
Total loans, excluding covered loans	212,021	195,048
Covered Loans	11,308	14,787
Total loans	$ 223,329	$ 209,835